Goodwill and intangible assets - Intangible Assets by Business Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets [Roll Forward]
Beginning Balance	$ 3,598	$ 3,842
Acquisitions		32
Amortization	(209)	(237)	$ (261)
Foreign currency translation	22	(39)
Ending Balance	3,411	3,598	3,842
Impairment charges related to write-down of intangible assets		6
Investment Management
Intangible Assets [Roll Forward]
Beginning Balance	1,717	1,807
Acquisitions		30
Amortization	(60)	(82)
Foreign currency translation	17	(38)
Ending Balance	1,674	1,717	1,807
Investment Services
Intangible Assets [Roll Forward]
Beginning Balance	1,032	1,186
Acquisitions		2
Amortization	(149)	(155)
Foreign currency translation	5	(1)
Ending Balance	888	1,032	1,186
Other
Intangible Assets [Roll Forward]
Beginning Balance	849	849
Acquisitions		0
Amortization	0	0
Foreign currency translation	0	0
Ending Balance	$ 849	$ 849	$ 849